Acquisitions, Goodwill and Intangible Assets (Details) - Schedule of Business Acquisition, by Acquisition (Parentheticals) (2013 Acquisitions [Member])	12 Months Ended
Dec. 31, 2013
2013 Acquisitions [Member]
Business Acquisition [Line Items]
Equity instruments issued	635,810
Equity instruments held in escrows	200,000